Related Party Transactions (Details Textual) - USD ($)		6 Months Ended
	Jan. 15, 2020	Dec. 31, 2019	Mar. 10, 2020	Mar. 06, 2020	Jun. 30, 2019
Related Party Transactions (Textual)
Lease agreement, description		The Company has a lease agreement for office space from Mr. Weili He, the Company’s shareholder, through October 31, 2023, with annual payments of approximately $23,000.
Lease annual payments		$ 23,000
Allowance for doubtful accounts prepayments and related party		0			$ 0
Other receivable to related party		$ 162,790			165,075
Ordinary shares issued		276,290
Subsequent Event [Member]
Related Party Transactions (Textual)
Ownership percentage			100.00%
Mr. Han [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Debt conversion of aggregate amount	$ 757,737
Conversion price	$ 1.54
Ordinary shares issued				492,037
Beijing Lianly [Member]
Related Party Transactions (Textual)
Ownership percentage		99.00%
Description of allowance for doubtful accounts		The Company provided a provision of 5% of an allowance for doubtful accounts for Beijing Lianlv's prepayment that are aged from six months to one year and 10% for the balance beyond one year.
Prepayments related party		$ 248,250			$ 456,399